Organization - Schedule of Comparative VIE Financials (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Comparative VIE Financials [Line Items]
Current assets	¥ 123,896			$ 17,295	¥ 136,198
Non-current assets:	84,693			11,823	68,160
Total assets	208,589			29,118	204,358
Current liabilities:	88,057			12,292	72,837
Non-current liabilities:	3,407			476	4,659
Total liabilities	91,464			12,768	77,496
Net asset	117,125			$ 16,350	¥ 126,862
Net income (loss)	(10,227)	$ (1,428)	¥ 35,940
Net cash provided by operating activities	18,887	2,637	17,520
Net cash used in investing activities	(55,949)	(7,810)	(59,992)
Net cash provided by (used in) financing activities	¥ 490	$ 68	¥ (142)